Payroll costs, share based payments and management incentive schemes (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits And Share-Based Payments [Abstract]
Disclosure of Employee Information
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Production	3,310	3,043	3,308
Administration, distribution & sales	2,193	1,647	1,448
Total number of employees	5,503	4,690	4,756

Disclosure of Employee Benefit Expense
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs.

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m	€m
Wages and salaries	266.4	276.4	250.4
Social security costs	56.1	49.2	45.2
Other pension costs	18.1	14.6	13.0
Total payroll costs	340.6	340.2	308.6

Disclosure of number and weighted average exercise prices of share options	management team (the “Management Share Awards”) as of the following four award dates:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	Total
Number of awards outstanding at January 1, 2021	1,041,953	819,873	446,575	159,561	710,438	—	3,178,400
New awards granted in the period	—	—	—	—	—	820,202	820,202
Awards vested and issued in the period	(1,041,953)	(819,873)	—	—	—	—	(1,861,826)
Forfeitures in the period	—	—	(14,785)	(6,866)	(65,345)	(32,925)	(119,921)
Number of awards outstanding at December 31, 2021	—	—	431,790	152,695	645,093	787,277	2,016,855

Inputs and assumptions underlying the Monte Carlo Model

	January 1, 2018 award	January 1, 2019 award	January 1, 2020 award	January 1, 2021 award
Grant date price	$16.72	$20.15	$22.37	$25.42
Exercise price	$—	$—	$—	$—
Expected life of restricted share	1.50 - 4.00 years	4.00 years	3.00 years	3.00 years
Expected volatility of the share price	22.7%	24.0%	24.4%	30.0%
Dividend yield expected	—%	—%	—%	—%
Risk free rate	2.55%	1.33%	1.70%	0.24%
Employee exit rate	14.0%	14.0%	27.3%	14.0%
EBITDA Performance Target Condition	35.0%	35.0%	35.0%	35.0%